SUPPLEMENT DATED NOVEMBER 14, 2003 TO THE
                                                          VINTAGE ACCESS ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2003


The following information supplements, and to the extent inconsistent therewith, replaces the information in the Vintage Access Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

EFFECTIVE NOVEMBER 17, 2003, the cover is supplemented to include the following available variable funding options:

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
     Merrill Lynch Global Allocation V.I. Fund - Class III Shares
     Merrill Lynch Small Cap Value V.I. Fund - Class III Shares

The Fund Fees and Expenses table in the Fee Table section is supplemented as follows:

                                                                                  OTHER              TOTAL ANNUAL
                                                            DISTRIBUTION         EXPENSES             OPERATING
                                        MANAGEMENT FEE         AND/OR            (BEFORE           EXPENSES (BEFORE
                                       (BEFORE EXPENSE      SERVICE FEES         EXPENSE               EXPENSE
FUNDING OPTION                          REIMBURSEMENT)         (12B-1)        REIMBURSEMENT)       REIMBURSEMENT)#
-----------------------------          -----------------    --------------    ---------------     -------------------
MERRILL LYNCH VARIABLE
SERIES FUNDS, INC.
Merrill Lynch Global
Allocation V.I. Fund - Class III .....      0.65%               0.25%             0.09%                0.99%***

Merrill Lynch Small Cap
Value V.I. Fund - Class III ..........      0.75%               0.25%             0.09%                1.09%***

*** "Other Expenses" are based on estimated amounts for the Fund's most recent fiscal period. Financial Data Services, Inc., an affiliate of the Investment Advisor, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Advisor or its affiliates also provide certain accounting services to the Fund. The Fund reimburses the Investment Advisor or its affiliates for such services.

The Examples in the Fee Table section are supplemented as follows:

                                     IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                           END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN
                                     ----------------------------------   ---------------------------------------
FUNDING
OPTION                               1 YEAR  3 YEARS  5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------                       ----------------------------------   ---------------------------------------
MERRILL LYNCH VARIABLE SERIES
FUNDS, INC.
   Merrill Lynch Global
     Allocation V.I. Fund--
     Class III.....................    423      1278     2146    4379        423      1278      2146      4379
   Merrill Lynch Small Cap Value
     V.I. Fund - Class III.........    432      1306     2192    4461        432      1306      2192      4461

The Variable Funding Options section is supplemented as follows:

MERRILL LYNCH VARIABLE SERIES
   FUNDS, INC.
   Merrill Lynch Global Allocation     Seeks high total investment             Merrill Lynch Investment
     V.I. Fund-- Class III             return. The Fund normally invests       Managers, L.P.
                                       in a portfolio of equity, debt
                                       and money market securities,
                                       primarily of corporate and
                                       governmental issuers located in
                                       North and South America, Europe,
                                       Australia and the Far East.

   Merrill Lynch Small Cap Value       Seeks long-term growth of               Merrill Lynch Investment
     V.I. Fund - Class III             capital. The Fund normally              Managers, L.P.
                                       invests in common stocks of small
                                       cap companies and emerging growth
                                       companies believed to be
                                       undervalued.

EFFECTIVE NOVEMBER 17, 2003, the MFS Research Portfolio changed its name to the Merrill Lynch Large Cap Core Portfolio. Therefore, all references to the "MFS Research Portfolio" are replaced with "Merrill Lynch Large Cap Core Portfolio." Additionally, the subadviser and investment objective have changed; therefore the table in "The Variable Funding Options" is revised as follows:

THE TRAVELERS SERIES  TRUST
   Merrill Lynch Large Cap Core        Seeks long-term capital growth.         TAMIC
     Portfolio                         The Fund normally invests in a          Subadviser: Merrill Lynch
                                       diversified portfolio of equity         Investment Managers, L.P.
                                       securities of large cap companies
                                       located in the United States.

THE FIFTH PARAGRAPH UNDER THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE") SECTION IN THE PROSPECTUS AND ANY PREVIOUS SUPPLEMENTS IS DELETED AND REPLACED WITH THE FOLLOWING:

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.



November 2003                                                            L-23073

                                       SUPPLEMENT DATED NOVEMBER 14, 2003 TO THE
                                              PORTFOLIO ARCHITECT ACCESS ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2003


The following information supplements, and to the extent inconsistent therewith, replaces the information in the Portfolio Architect Access Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

EFFECTIVE NOVEMBER 17, 2003, the cover is supplemented to include the following available variable funding options:

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
     Merrill Lynch Global Allocation V.I. Fund - Class III Shares
     Merrill Lynch Small Cap Value V.I. Fund - Class III Shares

The Fund Fees and Expenses table in the Fee Table section is supplemented as follows:

                                                                             OTHER
                                     MANAGEMENT        DISTRIBUTION         EXPENSES            TOTAL ANNUAL
                                    FEE (BEFORE           AND/OR            (BEFORE          OPERATING EXPENSES
                                      EXPENSE          SERVICE FEES         EXPENSE            (BEFORE EXPENSE
FUNDING OPTION                     REIMBURSEMENT)        (12B-1)         REIMBURSEMENT)        REIMBURSEMENT)#
------------------------------     ---------------    ---------------    ---------------     --------------------
MERRILL LYNCH VARIABLE
SERIES FUNDS, INC.
Merrill Lynch Global
Allocation V.I. Fund -
Class III......................        0.65%              0.25%              0.09%                0.99%***

Merrill Lynch Small Cap
Value V.I. Fund - Class III ...        0.75%              0.25%              0.09%                1.09%***

*** "Other Expenses" are based on estimated amounts for the Fund's most recent fiscal period. Financial Data Services, Inc., an affiliate of the Investment Advisor, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Advisor or its affiliates also provide certain accounting services to the Fund. The Fund reimburses the Investment Advisor or its affiliates for such services.

The Examples in the Fee Table section are supplemented as follows:

                                     IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                           END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN
                                     ----------------------------------   ---------------------------------------
FUNDING
OPTION                               1 YEAR  3 YEARS  5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------                       ----------------------------------   ---------------------------------------
MERRILL LYNCH VARIABLE SERIES
FUNDS, INC.
   Merrill Lynch Global
     Allocation V.I. Fund--
     Class III....................     413      1249     2101    4297        413      1249      2101      4297
   Merrill Lynch Small Cap Value
     V.I. Fund - Class III........     423      1278     2146    4379        423      1278      2146      4379

The Variable Funding Options section is supplemented as follows:

MERRILL LYNCH VARIABLE SERIES
   FUNDS, INC.
   Merrill Lynch Global Allocation     Seeks high total investment             Merrill Lynch Investment
     V.I. Fund-- Class III             return. The Fund normally invests       Managers, L.P.
                                       in a portfolio of equity, debt
                                       and money market securities,
                                       primarily of corporate and
                                       governmental issuers located in
                                       North and South America, Europe,
                                       Australia and the Far East.

   Merrill Lynch Small Cap Value       Seeks long-term growth of               Merrill Lynch Investment
     V.I. Fund - Class III             capital. The Fund normally              Managers, L.P.
                                       invests in common stocks of small
                                       cap companies and emerging growth
                                       companies believed to be
                                       undervalued.

EFFECTIVE NOVEMBER 17, 2003, the MFS Research Portfolio changed its name to the Merrill Lynch Large Cap Core Portfolio. Therefore, all references to the "MFS Research Portfolio" are replaced with "Merrill Lynch Large Cap Core Portfolio." Additionally, the subadviser and investment objective have changed; therefore the table in "The Variable Funding Options" is revised as follows:

THE TRAVELERS SERIES TRUST
   Merrill Lynch Large Cap Core        Seeks long-term capital growth.         TAMIC
     Portfolio                         The Fund normally invests in a          Subadviser: Merrill Lynch
                                       diversified portfolio of equity         Investment Managers, L.P.
                                       securities of large cap companies
                                       located in the United States.

THE FIFTH PARAGRAPH UNDER THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE") SECTION IN THE PROSPECTUS AND ANY PREVIOUS SUPPLEMENTS IS DELETED AND REPLACED WITH THE FOLLOWING:

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

THE THIRD PARAGRAPH OF THE SPOUSAL CONTRACT CONTINUANCE SECTION IS DELETED AND REPLACED WITH THE FOLLOWING:

All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the death report date as if your spouse had purchased the Contract with the adjusted contract value on the death report date. This spousal contract continuance is available only once for each Contract.


November 2003                                                            L-23065